HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT ELEVEN

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Supplement dated January 25, 2013 to your Prospectus

1.  INVESTMENT ADVISER CHANGE

FEDERATED MID CAP GROWTH STRATEGIES FUND – CLASS A

The investment adviser of the Federated Mid Cap Growth Strategies Fund has changed from Federated Equity Management Company of Pennsylvania to Federated MDTA LLC.

2.  FUND NAME CHANGE

FEDERATED MID CAP GROWTH STRATEGIES FUND – CLASS A

Effective January 18, 2013, the following name change was made to your Prospectus:

Old Name	New Name

Federated Mid Cap Growth Strategies Fund - Class A	Federated MDT Mid Cap Growth Strategies Fund - Class A

As a result of the change, all references to the Old Names in your Prospectus are deleted and replaced with the New Names.

3.  INVESTMENT ADVISER CHANGES

Effective January 1, 2013, Hartford Funds Management Company, LLC (“HFMC”) replaced Hartford Investment Financial Services, LLC (“HIFSCO”) as the investment adviser for the following Funds:

The Hartford Balanced Allocation Fund – Class R5

The Hartford Capital Appreciation Fund – Class R5

The Hartford Conservative Allocation Fund – Class R5

The Hartford Growth Allocation Fund – Class R5

The Hartford High Yield Fund – Class R4

The Hartford Target Retirement 2010 Fund – Class R5

The Hartford Target Retirement 2015 Fund – Class R5

The Hartford Target Retirement 2020 Fund – Class R5

The Hartford Target Retirement 2025 Fund – Class R5

The Hartford Target Retirement 2030 Fund – Class R5

The Hartford Target Retirement 2035 Fund – Class R5

The Hartford Target Retirement 2040 Fund – Class R5

The Hartford Target Retirement 2045 Fund – Class R5

The Hartford Target Retirement 2050 Fund – Class R5

The Hartford Total Return Bond Fund – Class R5

Effective January 1, 2013, Hartford Funds Management Company, LLC (“HFMC”) replaced HL Investment Advisors, LLC (“HL Advisors”) as the investment adviser for the following Funds:

Hartford Balanced HLS Fund – Class IB

Hartford Disciplined Equity HLS Fund – Class IB

Hartford Dividend and Growth HLS Fund – Class IB

Hartford Global Growth HLS Fund – Class IB

Hartford Growth HLS Fund – Class IB

Hartford Growth Opportunities HLS Fund – Class IB

Hartford Index HLS Fund – Class IB

Hartford International Opportunities HLS Fund – Class IB

Hartford Small Company HLS Fund – Class IB

Hartford Stock HLS Fund – Class IB

Hartford Total Return Bond HLS Fund – Class IB

4.  INVESTMENT ADVISER CHANGE & SUB-ADVISER ADDITION

Effective January 1, 2013, (1) OFI Global Asset Management, Inc. replaced OppenheimerFunds, Inc. as investment adviser and (2) OppenheimerFunds, Inc. became the sub-adviser to the following Funds:

Oppenheimer Equity Income Fund, Inc. – Class A

Oppenheimer Global Strategic Income Fund – Class A

Oppenheimer International Bond Fund – Class A

Oppenheimer International Diversified Fund – Class A

Oppenheimer Main Street Fund® – Class A

Oppenheimer Main Street Small- & Mid- Cap FundTM – Class A

Oppenheimer Real Estate Fund – Class A

5.  FUND REORGANIZATION

FEDERATED CAPITAL APPRECIATION FUND – CLASS A

At a special meeting of the shareholders to be held on March 11, 2013, shareholders will vote on the proposed reorganization (the “Reorganization”) of the Federated Capital Appreciation Fund (“Merging Fund”) into the Federated Equity Income Fund, Inc. (“Acquiring Fund”).  If the proposed Reorganization is approved, all or substantially all of the assets of the Merging Fund will be transferred into the Acquiring Fund.  Shareholders of the Merging Fund will receive shares of the Acquiring Fund.

As a result of the Reorganization, if any of your Participant Account value is allocated to the Merging Fund Sub-Account, that amount will be merged into the Acquiring Fund Sub-Account.  If any portion of your future Contribution is allocated to the Merging Fund Sub-Account, you may redirect that allocation to another Sub-Account available under your Contract.  Effective as of the close of trading on the New York Stock Exchange on or about the closing date, any transaction that includes an allocation to the Merging Fund Sub-Account will be allocated automatically to the Acquiring Fund Sub-Account.

Prior to the date of the Reorganization, you are permitted to make one special transfer of all your Participant Account invested in the Merging Fund Sub-Account to other available Sub-Accounts.  This one special transfer will not be counted toward any limitations on transfers under your Contract.

Participants who are automatically transferred to the Acquiring Fund Sub-Account as a result of the Reorganization will be permitted to make one special transfer out of the

Acquiring Fund Sub-Account to other available Sub-Accounts until 30 days after the date of the Reorganization.  This one special transfer will not be counted toward any limitations on transfers under your Contract.

Effective as of the close of trading on the New York Stock Exchange on or about the closing date, unless you direct us otherwise, if you are enrolled in any Dollar Cost Averaging Program, Asset Rebalancing Program or other administrative program that includes transfers of Participant Account value or allocation to the Merging Fund Sub-Account, your enrollment will terminate automatically.

In the event that the proposed Reorganization is approved, effective as of the close of trading on the New York Stock Exchange on or about the closing date, all references and information contained in the Prospectus for your Contract related to the Merging Fund are deleted and replaced with the Acquiring Fund.

The Prospectus is amended to reflect the above changes.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.